iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(unaudited)
October 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  27.1%
iShares Core U.S. REIT ETF ................. 1,203 $ 71,939
iShares Russell 1000 ETF ................... 4,173 1,302,978
iShares Russell 2000 ETF ................... 48 10,452
1,385,369
a
Domestic Fixed Income  —  59.7%
iShares 0-5 Year TIPS Bond ETF .............. 5,584 562,476
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 3,130 159,912
iShares 10-20 Year Treasury Bond ETF .......... 2,825 292,670
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 4,785 248,820
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 3,221 168,265
iShares MBS ETF ........................ 7,360 683,303
iShares U.S. Treasury Bond ETF .............. 41,294 942,329
3,057,775
a
International Equity  —  13.2%
iShares Core MSCI Emerging Markets ETF ....... 3,249 180,709
iShares Core MSCI International Developed Markets
ETF ................................ 6,585 442,973
Security Shares Value
a
International Equity — 13.2% (continued)
iShares Global Infrastructure ETF .............. 963 $ 51,742
675,424
a
Total Long-Term Investments — 100.0%
(Cost: $4,901,003) .................................. 5,118,568
a
Short-Term Securities
Money Market Funds  —  3.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(a)(c)(d)
...................... 162,547 162,661
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.83%
(a)(c)
............................ 438 438
a
Total Short-Term Securities — 3.2%
(Cost: $163,083) ................................... 163,099
Total Investments — 103.2%
(Cost: $5,064,086) .................................. 5,281,667
Liabilities in Excess of Other Assets — (3.2)% ............... (162,511)
Net Assets — 100.0% ................................. $ 5,119,156
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 149,966 $ 12,598
(a)
$ — $ 92 $ 5 $ 162,661 162,547 $ 90
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,746 — (1,308)
(a)
— — 438 438 50 —
iShares 0-5 Year
TIPS Bond ETF 385,569 237,173 (62,527) 2,480 (219) 562,476 5,584 1,844 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ........ 131,353 58,487 (27,434) 2,273 (4,767) 159,912 3,130 1,840 —
iShares 10-20 Year
Treasury Bond
ETF ........ 215,950 120,061 (33,356) 3,482 (13,467) 292,670 2,825 2,692 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ........ 205,250 87,952 (44,239) 1,433 (1,576) 248,820 4,785 2,441 —

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
LifePath
®
Retirement ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
  Shares Held
at 10/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ........ $ 139,253 $ 61,063 $ (30,651) $ 1,825 $ (3,225) $ 168,265 3,221 $ 1,793 $ —
iShares Core
MSCI Emerging
Markets ETF .. 137,277 61,286 (22,816) 4,032 930 180,709 3,249 — —
iShares Core MSCI
International
Developed
Markets ETF .. 355,650 158,453 (64,000) 8,276 (15,406) 442,973 6,585 — —
iShares Core U.S.
REIT ETF .... 58,478 27,027 (16,078) 1,497 1,015 71,939 1,203 738 —
iShares Global
Infrastructure
ETF ........ 44,813 20,566 (17,184) 1,216 2,331 51,742 963 — —
iShares MBS ETF 552,813 240,747 (98,070) 6,171 (18,358) 683,303 7,360 6,491 —
iShares Russell
1000 ETF .... 968,193 445,667 (144,406) 33,236 288 1,302,978 4,173 4,402 —
iShares Russell
2000 ETF .... 17,237 7,241 (13,677) 838 (1,187) 10,452 48 74 —
iShares U.S.
Treasury Bond
ETF ........ 743,591 324,436 (112,480) 5,994 (19,212) 942,329 41,294 7,190 —
$ 72,845 $ (72,848)
$ 5,281,667
$ 29,645 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 5,118,568 $ — $ — $ 5,118,568
Short-Term Securities
Money Market Funds ...................................... 163,099 — — 163,099
$ 5,281,667 $ — $ — $ 5,281,667
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security
Fair Value Hierarchy as of Period End (continued)